Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(825)	(804)
Net deferred income tax liabilities	$ (825)	$ (804)